Cash flows from changes in working capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of cash flows [abstract]
Trade receivables	€ (62,704)	€ (92,896)	€ (70,374)
Other current receivables	(14,875)	(5,841)	4,350
Prepaid expenses	(2,220)	185	(225)
Changes in operating receivables	(79,799)	(98,552)	(66,249)
Trade payables	65,577	44,883	19,950
Other current liabilities	9,516	5,277	4,088
Accrued liabilities	1,349	10,302	(4,046)
Changes in operating payables	76,442	60,462	19,992
Cash flows used in working capital	€ (3,357)	€ (38,090)	€ (46,257)